FT Cboe Vest Fund of Buffer ETFs (BUFR)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
2,751,791	FT Cboe Vest U.S. Equity Buffer ETF - January (b)	$97,716,098
2,576,274	FT Cboe Vest U.S. Equity Buffer ETF - February (b)	98,027,226
2,853,481	FT Cboe Vest U.S. Equity Buffer ETF - March (b)	97,617,585
3,107,971	FT Cboe Vest U.S. Equity Buffer ETF - April (b)	97,559,521
2,618,984	FT Cboe Vest U.S. Equity Buffer ETF - May (b)	97,635,724
2,517,145	FT Cboe Vest U.S. Equity Buffer ETF - June (b)	98,059,411
2,663,719	FT Cboe Vest U.S. Equity Buffer ETF - July (b)	97,753,426
2,648,379	FT Cboe Vest U.S. Equity Buffer ETF - August (b)	97,669,569
2,728,036	FT Cboe Vest U.S. Equity Buffer ETF - September (b)	97,895,572
2,739,290	FT Cboe Vest U.S. Equity Buffer ETF - October (b)	97,768,273
2,566,661	FT Cboe Vest U.S. Equity Buffer ETF - November (b)	98,069,550
2,845,905	FT Cboe Vest U.S. Equity Buffer ETF - December (b)	97,655,807
	Total Exchange-Traded Funds	1,173,427,762
	(Cost $1,144,701,198)
MONEY MARKET FUNDS — 0.0%
272,482	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (c)	272,482
	(Cost $272,482)

	Total Investments — 100.0%	1,173,700,244
	(Cost $1,144,973,680)
	Net Other Assets and Liabilities — (0.0)%	(187,462)
	Net Assets — 100.0%	$1,173,512,782

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$1,173,427,762	$1,173,427,762	$—	$—
Money Market Funds	272,482	272,482	—	—
Total Investments	$1,173,700,244	$1,173,700,244	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Buffer ETFs (BUFR)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)

Affiliated Transactions
Amounts related to these investments in affiliated funds at May 31, 2023, and for the fiscal year-to-date period (September 1, 2022 to May 31, 2023) are as follows:

Security Name	Shares at 5/31/2023	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2023	Dividend Income
FT Cboe Vest U.S. Equity Buffer ETF - January	2,751,791	$60,682,608	$41,396,737	$(11,041,237)	$6,460,464	$217,526	$97,716,098	$—
FT Cboe Vest U.S. Equity Buffer ETF - February	2,576,274	60,429,555	41,784,142	(9,534,947)	5,192,221	156,255	98,027,226	—
FT Cboe Vest U.S. Equity Buffer ETF - March	2,853,481	60,488,044	41,853,144	(11,395,769)	6,455,889	216,277	97,617,585	—
FT Cboe Vest U.S. Equity Buffer ETF - April	3,107,971	60,316,852	41,796,076	(9,530,674)	4,840,389	136,878	97,559,521	—
FT Cboe Vest U.S. Equity Buffer ETF - May	2,618,984	60,582,440	42,817,055	(9,210,920)	3,300,877	146,272	97,635,724	—
FT Cboe Vest U.S. Equity Buffer ETF - June	2,517,145	60,628,669	41,460,532	(9,322,868)	5,000,305	292,773	98,059,411	—
FT Cboe Vest U.S. Equity Buffer ETF - July	2,663,719	60,622,142	42,112,584	(9,229,342)	4,095,514	152,528	97,753,426	—
FT Cboe Vest U.S. Equity Buffer ETF - August	2,648,379	60,335,052	42,944,260	(9,207,028)	3,490,100	107,185	97,669,569	—
FT Cboe Vest U.S. Equity Buffer ETF - September	2,728,036	61,411,730	41,726,447	(10,400,544)	5,058,857	99,082	97,895,572	—
FT Cboe Vest U.S. Equity Buffer ETF - October	2,739,290	61,195,449	41,292,619	(10,630,146)	5,809,887	100,464	97,768,273	—
FT Cboe Vest U.S. Equity Buffer ETF - November	2,566,661	60,870,709	41,516,032	(9,608,673)	5,171,181	120,301	98,069,550	—
FT Cboe Vest U.S. Equity Buffer ETF - December	2,845,905	60,870,020	41,957,694	(10,865,897)	5,610,594	83,396	97,655,807	—
		$728,433,270	$502,657,322	$(119,978,045)	$60,486,278	$1,828,937	$1,173,427,762	$—

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
1,363,503	FT Cboe Vest U.S. Equity Deep Buffer ETF - January (b)	$43,127,600
1,265,124	FT Cboe Vest U.S. Equity Deep Buffer ETF - February (b)	43,128,077
1,371,388	FT Cboe Vest U.S. Equity Deep Buffer ETF - March (b)	42,993,014
1,449,067	FT Cboe Vest U.S. Equity Deep Buffer ETF - April (b)	43,066,271
1,295,721	FT Cboe Vest U.S. Equity Deep Buffer ETF - May (b)	43,095,680
1,228,967	FT Cboe Vest U.S. Equity Deep Buffer ETF - June (b)	43,113,146
1,314,005	FT Cboe Vest U.S. Equity Deep Buffer ETF - July (b)	43,332,600
1,338,711	FT Cboe Vest U.S. Equity Deep Buffer ETF - August (b)	43,239,964
1,323,625	FT Cboe Vest U.S. Equity Deep Buffer ETF - September (b)	43,219,003
1,282,082	FT Cboe Vest U.S. Equity Deep Buffer ETF - October (b)	43,033,082
1,243,262	FT Cboe Vest U.S. Equity Deep Buffer ETF - November (b)	43,166,057
1,324,317	FT Cboe Vest U.S. Equity Deep Buffer ETF - December (b)	43,133,005
	Total Exchange-Traded Funds	517,647,499
	(Cost $519,163,157)
MONEY MARKET FUNDS — 0.0%
136,595	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (c)	136,595
	(Cost $136,595)

	Total Investments — 100.0%	517,784,094
	(Cost $519,299,752)
	Net Other Assets and Liabilities — (0.0)%	(85,276)
	Net Assets — 100.0%	$517,698,818

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$517,647,499	$517,647,499	$—	$—
Money Market Funds	136,595	136,595	—	—
Total Investments	$517,784,094	$517,784,094	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Cboe Vest Fund of Deep Buffer ETFs (BUFD)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)

Affiliated Transactions
Amounts related to these investments in affiliated funds at May 31, 2023, and for the fiscal year-to-date period (September 1, 2022 to May 31, 2023) are as follows:

Security Name	Shares at 5/31/2023	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2023	Dividend Income
FT Cboe Vest U.S. Equity Deep Buffer ETF - January	1,363,503	$44,934,921	$11,981,791	$(14,823,071)	$1,065,135	$(31,176)	$43,127,600	$—
FT Cboe Vest U.S. Equity Deep Buffer ETF - February	1,265,124	44,918,776	12,751,418	(14,691,390)	185,459	(36,186)	43,128,077	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - March	1,371,388	44,895,378	11,972,456	(15,103,768)	1,222,872	6,076	42,993,014	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - April	1,449,067	44,818,949	13,110,518	(14,658,995)	(165,171)	(39,030)	43,066,271	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - May	1,295,721	45,068,957	10,905,317	(15,000,661)	2,076,623	45,444	43,095,680	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - June	1,228,967	45,182,625	10,981,798	(16,375,716)	3,159,473	164,966	43,113,146	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - July	1,314,005	45,013,332	10,911,426	(15,066,687)	2,404,184	70,345	43,332,600	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - August	1,338,711	44,842,801	12,084,237	(14,674,467)	1,153,121	(165,728)	43,239,964	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - September	1,323,625	45,397,249	10,979,010	(16,083,955)	2,822,666	104,033	43,219,003	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - October	1,282,082	45,259,383	11,030,865	(17,244,962)	3,666,977	320,819	43,033,082	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - November	1,243,262	45,526,388	11,087,690	(15,784,571)	2,196,140	140,410	43,166,057	—
FT Cboe Vest U.S. Equity Deep Buffer ETF - December	1,324,317	45,215,808	11,262,099	(16,249,579)	2,720,727	183,950	43,133,005	—
		$541,074,567	$139,058,625	$(185,757,822)	$22,508,206	$763,923	$517,647,499	$—

FT Cboe Vest Fund of Nasdaq-100® Buffer ETFs (BUFQ)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
750,871	FT Cboe Vest Nasdaq-100® Buffer ETF - March (b)	$17,435,225
819,131	FT Cboe Vest Nasdaq- 100® Buffer ETF - June (b)	17,824,291
866,525	FT Cboe Vest Growth-100® Buffer ETF - September (b)	17,745,652
797,500	FT Cboe Vest Nasdaq-100® Buffer ETF - December (b)	17,281,825
	Total Exchange-Traded Funds	70,286,993
	(Cost $66,771,753)
MONEY MARKET FUNDS — 0.0%
26,181	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (c)	26,181
	(Cost $26,181)

	Total Investments — 100.0%	70,313,174
	(Cost $66,797,934)
	Net Other Assets and Liabilities — (0.0)%	(7,478)
	Net Assets — 100.0%	$70,305,696

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$70,286,993	$70,286,993	$—	$—
Money Market Funds	26,181	26,181	—	—
Total Investments	$70,313,174	$70,313,174	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts related to these investments in affiliated funds at May 31, 2023, and for the fiscal year-to-date period (September 1, 2022 to May 31, 2023) are as follows:

Security Name	Shares at 5/31/2023	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2023	Dividend Income
FT Cboe Vest Nasdaq- 100® Buffer ETF - March	750,871	$2,664,074	$14,916,700	$(1,222,384)	$923,613	$153,222	$17,435,225	$—
FT Cboe Vest Nasdaq- 100® Buffer ETF - June	819,131	2,648,451	15,082,227	(1,149,017)	1,105,226	137,404	17,824,291	—
FT Cboe Vest Growth- 100® Buffer ETF - September	866,525	2,709,359	15,048,692	(1,185,435)	1,042,621	130,415	17,745,652	—
FT Cboe Vest Nasdaq- 100® Buffer ETF - December	797,500	2,702,076	14,934,023	(1,159,343)	688,113	116,956	17,281,825	—
		$10,723,960	$59,981,642	$(4,716,179)	$3,759,573	$537,997	$70,286,993	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.